Segments Disclosures - Geographic Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of geographical areas [line items]
Total revenue from contracts with customers	$ 3,355	$ 2,976	$ 2,721
Property, plant and equipment	5,714	5,556	5,320
Right-of-use assets	117	126	95
Intangible assets other than goodwill	223	252	256
Total long-term other assets	179	160
Canada
Disclosure of geographical areas [line items]
Total revenue from contracts with customers	2,218	1,905	1,854
Property, plant and equipment	3,578	3,817
Right-of-use assets	43	49
Intangible assets other than goodwill	108	123
Total long-term other assets	68	62
US
Disclosure of geographical areas [line items]
Total revenue from contracts with customers	987	940	731
Property, plant and equipment	1,749	1,307
Right-of-use assets	71	74
Intangible assets other than goodwill	88	101
Total long-term other assets	42	34
Australia
Disclosure of geographical areas [line items]
Total revenue from contracts with customers	150	131	$ 136
Property, plant and equipment	387	432
Right-of-use assets	3	3
Intangible assets other than goodwill	27	28
Total long-term other assets	$ 69	$ 64